Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000089779 | 35909D109 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089779 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000089779 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089779 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089779 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089779 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089779 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089779 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089779 | 705015105 | Pearson plc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089779 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089779 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089779 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000089779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000089779 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000089779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089779 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000089779 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000089779 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089779 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089780 | 35909D109 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089780 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000089780 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089780 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089780 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089780 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089780 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089780 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089780 | 705015105 | Pearson plc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089780 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089780 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000089780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000089780 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000089780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089780 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000089780 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000089780 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089780 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089781 | 35909D109 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089781 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000089781 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089781 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089781 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089781 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089781 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089781 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089781 | 705015105 | Pearson plc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089781 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000089781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000089781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000089781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000089781 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000089781 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089781 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%